Equity-based Compensation Plans - Summary of Equity-based Compensation Cost Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense	$ 25,536	$ 3,594	$ 824
Total income tax benefit recognized related to equity-based compensation	3,088
QLH Class B Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense	5,556	$ 3,594	$ 824
QLH Restricted Class B-1 Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense	90
Restricted Class A Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense	211
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense	$ 19,679